Income Taxes - Schedule of Components of Income Tax Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current provision (benefit):
Federal			$ 15,263	$ 1,539	$ 13,685
State			5,620	4,906	3,302
Total current provision			20,883	6,445	16,987
Deferred provision (benefit):
Federal			(35,284)	(7,536)	(67,874)
State			(11,599)	(3,588)	(16,406)
Foreign			(2,080)	(1,710)	(1,873)
Change in valuation allowance			2,080	1,710	1,873
Total deferred benefit	$ (21,223)	$ (6,079)	(46,883)	(11,124)	(84,280)
Total income tax benefit	$ (863)	$ (3,079)	$ (26,000)	$ (4,679)	$ (67,293)